Long-Term Debt (Summary of Long-Term Borrowing Capacities) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Feb. 20, 2025	Dec. 31, 2024	Feb. 21, 2024
Debt Instrument [Line Items]
Total available unused long-term borrowing capacity	$ 1,520		$ 520
AR Facility [Member]
Debt Instrument [Line Items]
Total available unused long-term borrowing capacity	500		500
Revolving $500 Million Credit Facility [Member]
Debt Instrument [Line Items]
Total available unused long-term borrowing capacity	20		$ 20	$ 500
$1B Credit Facility [Member]
Debt Instrument [Line Items]
Total available unused long-term borrowing capacity	$ 1,000	$ 1,000